Disclosures About Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Disclosures About Fair Value of Financial Instruments [Abstract]
Disclosures About Fair Value of Financial Instruments
Note 15:	Disclosures About Fair Value of Financial Instruments

FASB's ASC Topic 820, “Fair Value Measurements and Disclosures,” defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  In general, fair values of financial instruments are based upon quoted market prices, where available.  If such quoted market prices are not available, fair value is primarily determined by matrix pricing, and in some cases, fair value is determined by an independent third party.  Valuation adjustments may be made to ensure that financial statements are recorded at fair value.  These adjustments may include amounts to reflect counterparty credit quality as well as unobservable parameters.  Any such valuation adjustments are applied consistently over time. The fair value hierarchy gives the highest priority to a valuation based on quoted prices in active markets for identical assets and liabilities (Level 1), moderate priority to a valuation based on quoted prices in active markets for similar assets and liabilities and/or based on assumptions that are observable in the market (Level 2), and the lowest priority to a valuation based on assumptions that are not observable in the market (Level 3).  The following methods and assumptions are used by the Company to estimate the fair values of the Company's financial assets and liabilities on a recurring basis:

Available-for-Sale Securities

The fair values of securities available for sale are determined by a matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted securities.  Level 2 securities include U. S. agency securities, mortgage-backed agency securities, obligations of states and political subdivisions, asset-backed and other securities.  Level 3 securities include preferred term securities that are not traded in an active market with a fair value determined by an independent third party.

Fair Value of Assets Measured on a Recurring Basis

Assets measured at fair value on a recurring basis are summarized below:

December 31, 2011	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities:
U.S. Treasury	$6,075	$6,075	$-	$-
U.S. Government agencies	8,022	-	8,022	-
Mortgage-backed securities	42,896	-	42,896	-
Collateralized mortgage obligations	2,490	-	2,490	-
State and political subdivisions	10,619	-	10,619	-
Corporate debt securities	177	-	-	177

Activity in assets measured using Level 3 inputs during the year was as follows:
Balance, January 1, 2011	$57
Purchases, sales, issuances and settlements	(55)
Unrealized gains included in other comprehensive income	175
Balance, December 31, 2011	$177

December 31, 2010	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities:
U.S. Treasury	$6,093	$6,093	$-	$-
U.S. Government agencies	7,918	-	7,918	-
Mortgage-backed securities	46,349	-	46,349	-
Collateralized mortgage obligations	4,080	-	4,080	-
State and political subdivisions	9,717	-	9,717	-
Corporate debt securities	57	-	-	57

Activity in assets measured using Level 3 inputs during the year was as follows:
Balance, January 1, 2010	$30
Other-than-temporary impairment charges included in non-interest income	(12)
Payments and settlements	39
Balance, December 31, 2010	$57

Fair Value of Assets Measured on a Nonrecurring Basis

Certain assets may be recorded at fair value on a nonrecurring basis.  These nonrecurring fair value adjustments typically result from the application of lower of cost or market accounting or a write-down occurring during the period.  The following table summarizes the fair value hierarchy used to determine each adjustment and the carrying value of the related individual assets as of December 31, 2011.  There were no nonrecurring fair value adjustments for the period ending December 31, 2010.

December 31, 2011	Level 1	Level 2	Level 3	Nonrecurring Fair Value Adjustments Twelve Months Ended December 31, 2011

Impaired loans			$1,513	$(561)
Other real estate owned			1,391	(38)

The following methods and assumptions are used by the Company to estimate the fair values of the Company's financial assets and liabilities on a nonrecurring basis:

Mortgage Loans Held For Sale

Mortgage loans held for sale are carried at the lower of cost or fair value.  They consist of residential mortgage loans held for sale that are valued based on traded market value of similar assets where available and/or discounted cash flows at market interest rates. They are recorded at cost in the consolidated balance sheets at December 31, 2011 and 2010.

Other Assets Held for Sale

Other assets held for sale represents real estate that is not intended for use in operations and recorded at lower of cost or estimated fair value on a nonrecurring basis. Fair value is based upon independent market prices, appraised values or management's estimation of the value. When the fair value is based on an observable market price or current appraised value, the Company classifies the asset as Level 2.  They are recorded at cost in the consolidated balance sheets at December 31, 2011 and 2010

Other Real Estate Owned and Repossessed Assets

Other real estate owned and repossessed assets are carried at lower of cost or estimated fair value.  The estimated fair value of the real estate or repossessed asset is determined through current appraisals, or management's best estimate of the value and adjusted as necessary, by management, to reflect current market conditions.  As such, other real estate owned and repossessed assets are generally classified as Level 3.

Impaired Loans

While the overall loan portfolio is not carried at fair value, the Company periodically records nonrecurring adjustments to the carrying value of loans based on fair value measurements for partial charge-offs of the uncollectible portions of those loans. Nonrecurring adjustments also include certain impairment amounts for collateral dependent loans when establishing the allowance for loan losses. Such amounts are generally based on the fair value of the underlying collateral supporting the loan. In determining the value of real estate collateral, the Company relies on external appraisals and assessment of property values by its internal staff. In the case of non-real estate collateral, reliance is placed on a variety of sources, including external estimates of value and judgments based on the experience and expertise of internal specialists. Because many of these inputs are not observable, the measurements are classified as Level 3.

The “Fair Value Measurement and Disclosures” topic of the FASB ASC requires disclosure of the fair value of financial assets and financial liabilities, including those financial assets and financial liabilities that are not measured and reported at fair value on a recurring basis or non-recurring basis. The methodologies for estimating the fair value of financial assets and financial liabilities that are measured at fair value on a recurring or non-recurring basis are discussed above. The estimated fair value approximates carrying value for cash and cash equivalents and the cash surrender value of life insurance policies. The methodologies for other financial assets and financial liabilities are discussed below.

The year-end estimated fair values of financial instruments were as follows for the dates indicated:

	At December 31,
	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Financial assets
Cash and cash equivalents	$10,756	$10,756	$7,788	$7,788
Other investments	-	-	3,486	3,486
Available-for-sale securities	70,279	70,279	74,214	74,214
Loans held for sale	5,509	5,509	3,155	3,155
Loans, net of allowance for loan losses	259,534	262,715	238,346	237,770
FHLB stock	2,988	2,988	2,988	2,988
Forward sale commitments	(2)	(2)	21	21
Financial liabilities
Deposits	$232,584	$232,841	$219,504	$219,808
Securities sold under agreement to repurchase	4,176	4,176	6,215	6,215
FHLB advances	23,500	24,329	13,000	13,790
Long term debt	35,000	37,478	35,000	37,455
Interest rate lock commitments	(1)	(1)	21	21

General

For short-term financial instruments realizable in three months or less, the carrying amount approximates fair value.

Cash and Cash Equivalents and Interest Receivable

The carrying amount approximates fair value, primarily due to their short-term nature.

Federal Home Loan Bank Stock

The fair value of stock in the Federal Home Loan Bank equals the carrying value reported in the balance sheet.  This stock is redeemable at full par value only by the Federal Home Loan Bank.

Other Investments

Other investments consist of time deposits placed with other banks and is calculated based on present value of future cash flows.

Available-for-Sale Securities

Fair values equal quoted market prices, if available.  If quoted market prices are not available, fair value is estimated based on quoted market prices of similar securities.

Loans

The fair value of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.  Loans with similar characteristics were aggregated for purposes of the calculations.

Deposits

Deposits include non-interest bearing checking accounts and interest bearing deposits, including savings accounts, checking accounts and money market deposits.  The carrying amount for these deposits approximates fair value.  The fair value of fixed-maturity time deposits is estimated using a discounted cash flow calculation that applies the rates currently offered for deposits of similar remaining maturities.

Securities Sold Under Agreement to Repurchase

The carrying amount approximates fair value because of the short time between the origination of the agreements and their expected realization.

Federal Home Loan Bank Advances and Other Long-term Debt

Rates currently available to the Bank for debt with similar terms and remaining maturities are used to estimate the fair value of existing debt.

Commitments to Originate Loans, Forward Sale Commitments, Letters of Credit and Lines of Credit

The fair value of commitments to originate loans is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties.  For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates.  The fair value of forward sale commitments is estimated based on current market prices for loans of similar terms and credit quality.  The fair values of letters of credit and lines of credit are based on fees currently charged for similar agreements or on the estimated cost to terminate or otherwise settle the obligations with the counterparties at the reporting date.